Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
RESTRICTED NET ASSETS [Abstract]
Changes in Statutory Reserve
The changes in statutory reserve are
as follows:

	$	$
	Year ended December 31,
	2023	2024
	$	$

At the beginning of the financial year	12,490	16,981
Transferred from retained earnings	4,491	279

At the end of the financial year	16,981	17,260